Provisions	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Abstract]
Provisions

24.PROVISIONS

a)	The detail of provisions as of December 31, 2019 and 2018, is as follows:

	Current		Non-Current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Provisions	ThUS$	ThUS$	ThUS$	ThUS$

Provisions for legal proceedings (1)	250,030	387,763	872,521	1,303,973
Decommissioning or restoration (2)	32,325	30,245	96,984	57,475
Provision for environmental issues	632	1,044	609	721
Other provisions	3,065	3,811	6,213	1,807

Total	286,052	422,863	976,327	1,363,976

(1)	see Note 34.3.

(2)

These are mainly from Emgesa, whose restoration plan includes liabilities for 24 years from its inception, that is, a 4 year pilot project and then 20 years of execution of the proposed plan. Accordingly, there are irrevocable liabilities derived from the enviromental license that must be fulfilled during the project’s useful life.

The expected timing and amount of any cash outflows related to the above provisions is uncertain and depends on the final resolution of the related matters.

b)	Changes in provisions for the years ended December 31, 2019 and 2018, are as follows:

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Changes in Provisions
Balance as of January 1, 2019	1,691,736	87,720	7,383	1,786,839
Increase (decrease) in existing provisions (1)	(308,689)	46,020	12,631	(250,038)
Provision used	(155,974)	(10,196)	(8,178)	(174,348)
Increase from adjustment to time value of money	113,879	5,933	154	119,966
Foreign currency translation	(114,476)	(168)	(1,067)	(115,711)
Transfer to P&L	(103,925)	—	(404)	(104,329)
Total Changes in Provisions	(569,185)	41,589	3,136	(524,460)
Balance as of December 31, 2019	1,122,551	129,309	10,519	1,262,379

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Changes in Provisions
Balance as of January 1, 2018	828,490	90,278	11,503	930,271
Increase (decrease) in existing provisions	331,820	14,798	(38,889)	307,729
Acquisition of Business combination	869,545	—	65,943	935,488
Provision used	(159,421)	(13,855)	(31,138)	(204,414)
Increase from adjustment to time value of money	143,917	2,997	280	147,194
Foreign currency translation	(232,915)	(6,498)	(316)	(239,729)
Transfer to P&L	(89,700)	—	—	(89,700)
Total Changes in Provisions	863,246	(2,558)	(4,120)	856,568
Balance as of December 31, 2018	1,691,736	87,720	7,383	1,786,839

(1)It includes reclassification made to Trade and other payables originating in an agreement between Enel Distribución Sao Paulo and Eletrobrás ending a lawsuit between both parties dating from 1986 (see Notes 23 and 34.3.b.32).